UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [ ]is a restatement.
                     	          [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Charles E. seitz III
Address:	410 North Michigan Avenue
		Room 590
		Chicago, Illinois 60611

Form 13F File Number:  Unknown

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David E. Mates
Title:
Phone:		312-644-6720
Signature,    		Place  	           and Date of Signing:
David E. Mates      Chicago, Illinois		2/14/07

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[x]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List Of Other Managers Reporting for this Manager:

13F File Number		Name

28-10858		John Rau

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total: 5
Form 13F Information Table Value Total: 1,377

Confidential information has been omitted from the public form
13F report and filed separately with the Comission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

        FORM 13F INFORMATION TABLE
                                                         SHARES/                  INVSTMT OTHER
NAME OF ISSUER          TITLE   CUSIP            VALUE   PRN AMT SH/PRN  PUT/CALL DSCRETN MANAGERS SOLE    SHARED  NONE

DST Systems, Inc.       Capital 233326107	  288	    4600   SH              SOLE            4600
Lamar Advertising Co	Class A 512815101	  203	    3100   SH              SOLE            3100
Paychex, Inc.		Capital 704326107	  328	    8300   SH              SOLE            8300
State Street Corp.	Capital 857473102	  219	    3250   SH              SOLE            3250
White Mountains Ins Grp	Capital G9618E107	  339	     585   SH              SOLE             585
